FAIR VALUE MEASUREMENTS - Schedule of Fair Value Notes Payable Recorded Under Fair Value Option (Details) - Level 3 [Member]	9 Months Ended
Sep. 30, 2025 $ / shares
Indigo Capital Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15
Expected term (in years)	5 months 1 day
Expected volatility	194.60%
Risk-free interest rate	3.70%
Risk-adjusted discount rate	0.00%
Indigo Capital Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	1 year
Expected volatility	268.70%
Risk-free interest rate	4.20%
Risk-adjusted discount rate	12.90%
Diagonal Convertible Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.14
Expected term (in years)	4 months 28 days
Expected volatility	145.60%
Risk-free interest rate	3.80%
Diagonal Convertible Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	9 months 14 days
Expected volatility	245.40%
Risk-free interest rate	4.20%
Agile Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	2 months 26 days
Risk-adjusted discount rate	18.00%
Agile Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	6 months 29 days
Risk-adjusted discount rate	19.10%
Brick Lane Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility	258.40%
Risk-free interest rate	4.10%
Brick Lane Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15
Expected term (in years)	8 months 1 day
Brick Lane Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	1 year
Bomore Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15
Expected term (in years)	8 months 15 days
Bomore Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	1 year
Boot Convertible Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.14
Expected term (in years)	4 months 28 days
Expected volatility	157.90%
Risk-free interest rate	3.90%
Boot Convertible Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	9 months 14 days
Expected volatility	245.40%
Risk-free interest rate	4.20%
Torcross Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15
Expected term (in years)	8 months 23 days
Torcross Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	1 year
TAG Promissory Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15
Expected term (in years)	3 months 29 days
Expected volatility	120.50%
Risk-free interest rate	4.00%
TAG Promissory Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.32
Expected term (in years)	6 months 18 days
Expected volatility	196.20%
Risk-free interest rate	4.30%
AZ Promissory Note [Member] | Minimum [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15
Expected term (in years)	6 months 29 days
Expected volatility	146.00%
Risk-free interest rate	3.80%
AZ Promissory Note [Member] | Maximum [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	9 months 18 days
Expected volatility	231.30%
Risk-free interest rate	4.20%
Yorkville Promissory Note [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35
Expected term (in years)	2 years 10 months 24 days
Expected volatility	206.00%
Risk-free interest rate	3.70%